Organization and Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Organization and Summary of Significant Accounting Policies/Supplemental Consolidated Financial Information [Abstract]
Organization and Summary of Significant Accounting Policies
Note A: Organization and Summary of Significant Accounting Policies
Organization: We are a leading provider of specialty consumer financial services. We provide collateralized, non-recourse loans, commonly known as pawn loans, and a variety of short-term consumer loans including payday loans, installment loans and auto title loans, or fee-based credit services to customers seeking loans.
At September 30, 2011, we operated a total of 1,111 locations, consisting of 433 U.S. pawn stores (operating as EZPAWN or Value Pawn), 178 pawn stores in Mexico (operating as Empeño Fácil or Empeñe Su Oro), 436 U.S. financial services stores (operating primarily as EZMONEY), 49 financial services stores in Canada (operating as CASHMAX) and 15 financial and retail services stores in Canada (operating as Cash Converters). In addition, we are the franchisor for 13 franchised stores in Canada pursuant to our acquisition of the Cash Converters master franchise in that country. We also own almost 30% of Albemarle & Bond Holdings PLC, one of the U.K.’s largest pawnbroking businesses with over 150 stores, and almost 33% of Cash Converters International Limited, which franchises and operates a worldwide network of over 600 financial services and second-hand retail stores.
Consolidation: The consolidated financial statements include the accounts of EZCORP, Inc. and its wholly owned subsidiaries. All significant inter-company accounts and transactions have been eliminated in consolidation. We account for our investments in Albemarle & Bond Holdings, PLC and Cash Converters International Limited using the equity method.
Pawn Loan and Sales Revenue Recognition: We record pawn service charges using the interest method for all pawn loans we believe to be collectible. We base our estimate of collectible loans on several factors, including recent redemption rates, historical trends in redemption rates and the amount of loans due in the following two months. Unexpected variations in any of these factors could change our estimate of collectible loans, affecting our earnings and financial condition. If a pawn loan is not repaid, we value the forfeited collateral (inventory) at the lower of cost (pawn loan principal) or market value of the property. We record sales revenue and the related cost when this inventory is sold, or when we receive the final payment on a layaway sale. Sales tax collected upon the sale of inventory is excluded from the amount recognized as sales and instead recorded as a liability in “Accounts payable and other accrued expenses” on our balance sheets until remitted to the appropriate governmental authorities.
Signature Loan Credit Service Fee Revenue Recognition: We earn credit service fees when we assist customers in obtaining signature loans from unaffiliated lenders. We initially defer recognition of the fees we expect to collect, net of direct expenses, and recognize that deferred net amount over the life of the related loans. We reserve the percentage of credit service fees we expect not to collect. Accrued fees related to defaulted loans reduce credit service fee revenue upon loan default, and increase credit service fee revenue upon collection. Signature loan credit service fee revenue is included in “Signature loan fees” on our statements of operations.
Signature Loan Credit Service Bad Debt: We issue letters of credit to enhance the creditworthiness of our customers seeking signature loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, the principal and accrued interest owed to the lenders by the borrowers plus any insufficient funds fees. Although amounts paid under letters of credit may be collected later, we charge those amounts to signature loan bad debt upon default. We record recoveries under the letters of credit as a reduction of bad debt at the time of collection. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery, and record the proceeds from such sales as a reduction of bad debt at the time of the sale.
The majority of our credit service customers obtain short-term signature loans with a single maturity date. These short-term loans, with terms averaging about 16 days, are considered defaulted if they have not been repaid or renewed by the maturity date. Other credit service customers obtain installment loans with a series of payments due over as much as a seven-month period. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire loan is considered defaulted.
Allowance for Losses on Signature Loan Credit Services: We provide an allowance for losses we expect to incur under letters of credit for brokered signature loans that have not yet matured. The allowance is based on recent loan default experience adjusted for seasonal variations. It includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including loan principal, accrued interest, insufficient funds fees, and late fees, net of the amounts we expect to collect from borrowers (collectively, “Expected LOC Losses”). Changes in the allowance are charged to signature loan bad debt. We include the balance of Expected LOC Losses in “Accounts payable and other accrued expenses” on our balance sheets. Based on the expected loss and collection percentages, we also provide an allowance for the signature loan credit service fees we expect not to collect, and charge changes in this allowance to signature loan fee revenue.
Signature Loan Revenue Recognition: We accrue fees in accordance with state and provincial laws on the percentage of signature loans (payday loans and installment loans) we have made that we believe to be collectible. Accrued fees related to defaulted loans reduce fee revenue upon loan default, and increase fee revenue upon collection.
Signature Loan Bad Debt: We consider a payday loan defaulted if it has not been repaid or renewed by the maturity date. If one payment of an installment loan is delinquent, that one payment is considered defaulted. If more than one installment payment is delinquent at any time, the entire installment loan is considered defaulted. Although defaulted loans may be collected later, we charge the loan principal to signature loan bad debt upon default, leaving only active loans in the reported balance. We record collections of principal as a reduction of signature loan bad debt when collected. After attempting collection of bad debts internally, we occasionally sell them to an unaffiliated company as another method of recovery and record the proceeds from such sales as a reduction of bad debt at the time of sale.
Signature Loan Allowance for Losses: We provide an allowance for losses on signature loans that have not yet matured and related fees receivable, based on recent loan default experience adjusted for seasonal variations. We charge any changes in the principal valuation allowance to signature loan bad debt. We record changes in the fee receivable valuation allowance to signature loan fee revenue.
Auto Title Loan Credit Service Fee Revenue Recognition: We earn auto title credit service fees when we assist customers in obtaining auto title loans from unaffiliated lenders. We recognize the fee revenue ratably over the life of the loan, and reserve the percentage of fees we expect not to collect. Auto title loan credit service fee revenue is included in “Auto title loan fees” on our statements of operations.
Bad Debt and Allowance for Losses on Auto Title Loan Credit Services: We issue letters of credit to enhance the creditworthiness of our customers seeking auto title loans from unaffiliated lenders. The letters of credit assure the lenders that if borrowers default on the loans, we will pay the lenders, upon demand, all amounts owed to the lenders by the borrowers plus any late fees. Through a charge to auto title loan bad debt, we provide an allowance for losses we expect to incur under letters of credit for brokered auto title loans, and record actual charge-offs against this allowance. The allowance includes all amounts we expect to pay to the unaffiliated lenders upon loan default, including principal, accrued interest and late fees, net of the amounts we expect to collect from borrowers or through the sale of repossessed vehicles. We include the allowance for expected losses in “Accounts payable and other accrued expenses” on our balance sheets.
Auto Title Loan Revenue Recognition: We accrue fees in accordance with state laws on the percentage of auto title loans we have made that we believe to be collectible. We recognize the fee revenue ratably over the life of the loan.
Auto Title Loan Bad Debt and Allowance for Losses: Based on historical collection experience, the age of past-due loans and amounts we expect to receive through the sale of repossessed vehicles, we provide an allowance for losses on auto title loans and related fees receivable. We charge any increases in the principal valuation allowance to auto title loan bad debt and charge uncollectable loans against this allowance. We record changes in the fee receivable valuation allowance to auto title loan fee revenue.
Cash and Cash Equivalents and Cash Concentrations: Cash and cash equivalents consist primarily of cash on deposit or highly liquid investments or mutual funds with original contractual maturities of three months or less. We hold cash at major financial institutions that often exceed FDIC insured limits. We manage our credit risk associated with cash and cash equivalents and cash concentrations by investing in high quality instruments or funds, concentrating our cash deposits in high quality financial institutions and by periodically evaluating the credit quality of the primary financial institutions issuing investments or holding such deposits. Historically, we have not experienced any losses due to such cash concentrations.
Inventory: If a pawn loan is not redeemed, we record the forfeited collateral at cost (the principal amount of the pawn loan). We do not record loan loss allowances or charge-offs on the principal portion of pawn loans, as they are fully collateralized. In order to state inventory at the lower of cost (specific identification) or market value, we record an allowance for excess, obsolete or slow moving inventory based on the type and age of merchandise. We record changes in the inventory valuation allowance as cost of goods sold.
Software Development Costs: We capitalize certain costs incurred in connection with developing or obtaining software for internal use, and amortize the costs by the straight-line method over the estimated useful lives of each system, typically five years.
Customer Layaway Deposits: Customer layaway deposits are recorded as deferred revenue until we collect the entire related sales price and deliver the related merchandise to the customer.
Intangible Assets: Goodwill and other intangible assets having indefinite lives are not subject to amortization. They are tested for impairment each July 1st, or more frequently if events or changes in circumstances indicate that they might be impaired, based on cash flows and other market valuation methods. We amortize intangible assets with definite lives over their estimated useful lives using the straight-line method.
Property and Equipment: We record property and equipment at cost. We depreciate these assets on a straight-line basis using estimated useful lives of 30 years for buildings and 2 to 7 years for furniture, equipment, and software development costs. We depreciate leasehold improvements over the shorter of their estimated useful life (typically 10 years) or the reasonably assured lease term at the inception of the lease.
Valuation of Tangible Long-Lived Assets: We assess the impairment of tangible long-lived assets whenever events or changes in circumstances indicate that the net recorded amount may not be recoverable. The following factors could trigger an impairment review: significant underperformance relative to historical or projected future cash flows, significant changes in the manner of use of the assets or the strategy for the overall business, significant negative industry trends or legislative changes prohibiting us from offering our loan products. When we determine that the net recorded amount of tangible long-lived assets may not be recoverable, we measure impairment based on the excess of the assets’ net recorded amount over the estimated fair value.
Fair Value of Financial Instruments: We have elected not to measure at fair value any eligible items for which fair value measurement is optional. We determine the fair value of financial instruments by reference to various market data and other valuation techniques, as appropriate. Unless otherwise disclosed, the fair values of financial instruments approximate their recorded values, due primarily to their short-term nature. The recorded value of our outstanding debt is assumed to estimate its fair value, as it has no prepayment penalty and a floating interest rate based on market rates.
Acquisitions: We adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-65 (Business Combinations — Revised) on October 1, 2009, and have applied it prospectively to all business acquisitions completed since that date. In accordance with FASB ASC 805-10-65, we allocate the total acquisition price to the fair value of assets and liabilities acquired and now immediately expense transaction costs that would have been included in the purchase price allocation under previous accounting standards.
Foreign Currency Translation: Our equity investments in Albemarle & Bond and Cash Converters International are translated from British pounds and Australian dollars, respectively, into U.S. dollars at the exchange rates as of the investees’ balance sheet date of June 30. The related interest in the investees’ net income is translated at the average exchange rates for each six-month period reported by the investees. The functional currency of our wholly-owned Empeño Fácil pawn segment is the Mexican peso and the functional currency of our wholly-owned foreign subsidiary in Canada is the Canadian dollar. Empeño Fácil’s and our Canadian subsidiary’s balance sheet accounts are translated from their respective functional currencies into U.S. dollars at the exchange rate at the end of each quarter, and their earnings are translated into U.S. dollars at the average exchange rate each quarter. We present resulting translation adjustments from Albemarle & Bond, Cash Converters International, Empeño Fácil and our Canada subsidiary as a separate component of stockholders’ equity. Foreign currency transaction gains and losses have not been significant, and are reported as “Other” expense in our statements of operations.
Cost of Goods Sold: We include in cost of goods sold the historical cost of inventory sold, inventory shrinkage and any change in the allowance for inventory shrinkage and valuation. We also include the cost of operating our central jewelry processing unit, as it relates directly to sales of precious metals to refiners.
Operations Expense: Included in operations expense are costs related to operating our stores. These costs include labor, other direct expenses such as utilities, supplies and banking fees, and indirect expenses such as store rent, building repairs and maintenance, advertising, store property taxes and insurance, regional and area management expenses and the costs of our bad debt collection center.
Administrative Expense: Included in administrative expense are costs related to our executive and administrative offices. This includes executive and administrative salaries, wages, stock and incentive compensation, professional fees, license fees and costs related to the operation of our administrative offices such as rent, property taxes, insurance, and information technology.
Advertising: We expense advertising costs as incurred.
Income Taxes: We account for income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying value of assets and liabilities and their tax basis and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.
Stock Compensation: We account for stock compensation in accordance with the fair value recognition provisions of FASB ASC 718-10-25 (Compensation — Stock Compensation). The fair value of restricted shares is measured as the closing market price of our stock on the date of grant, which is amortized over the vesting period for each grant. When granted, our policy is to estimate the grant-date fair value of options using the Black-Scholes-Merton option-pricing model and amortize that fair value to compensation expense on a ratable basis over the options’ vesting periods.
Use of Estimates: Generally accepted accounting principles require us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates.
Reclassifications: Certain prior year balances have been reclassified to conform to the current year presentation.
Recently Issued Accounting Pronouncements: In June 2009, FASB amended ASC 810-10-65 (Consolidation). Amended ASC 810-10-65 relates to the consolidation of variable interest entities. It eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity and requires ongoing qualitative reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. This guidance also requires additional disclosures about an enterprise’s involvement in variable interest entities. We adopted this amended standard October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows.
In July 2010, FASB issued Accounting Standards Update (“ASU”) 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This update amends FASB ASC 310 (Receivables) to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide new disclosures about its financing receivables and related allowance for credit losses. We adopted this amended standard on October 1, 2010, resulting in no effect on our financial position, results of operations or cash flows. The additional required disclosures are included in Note S.
In June 2011, FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” This update amends FASB ASC 220 (Comprehensive Income) and eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. We early adopted this amended standard in our fiscal year beginning October 1, 2010 with no effect on our financial position, results of operations or cash flows other than the presentation of our results of operations.